Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

Note 4 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Sponsor Loans or Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Sponsor Loans or Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement entered into on November 3, 2021, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities.

Underwriters Agreement

The Company will pay the underwriters a deferred underwriting fee upon the consummation of an initial Business Combination in an amount equal to 3.5% of the gross proceeds of the IPO, or $12,075,000.

Capital Markets Advisor Agreement

On March 29, 2023, the Company engaged a capital markets advisor in connection with seeking an extension for completing a business combination, a possible acquisition of a third party by merger, consolidation, acquisition of stock or assets or other business combination, and as a placement agent in connection with a private placement of debt, equity, equity-linked or convertible securities. The Company agreed to pay the capital markets advisor a transaction fee in connection with the services provided, payable upon and subject to the Company’s consummation of an initial business combination (“Capital Markets Advisor Fee”). The fee consists of a fixed and determinable portion and a variable portion contingent upon certain future events expected to take place upon completion of a business combination. As of September 30, 2023, $2,500,000 was accrued for the fee as the amount was fixed and determinable. These costs may be paid for using the proceeds of the cash available once a business combination is complete.

Expenses Contingent on the Closing of a Business Combination

As of September 30, 2023 and 2022, the Company has incurred approximately $2,725,000 and $0, respectively, in fees contingent on the closing of a business combination, of which $2,500,000 and $0, respectively, is related to the Capital Markets Advisor Fee. These costs may be paid using the proceeds of the cash available once a business combination is complete. The amount is included in accounts payable and accrued expenses on the condensed balance sheets.

Excise Tax

In connection with the Special Meeting, stockholders holding 30,460,066 of the Company’s Public Stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account for an aggregate amount of $317,387,323. As such, the Company has recorded a 1% excise tax liability of $3,173,873 on the condensed balance sheet as of September 30, 2023. Any excise tax liability payable will not be paid out of the funds in the Trust Account.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Sponsor Loans or Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Sponsor Loans or Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement entered into on November 3, 2021, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities.

Underwriters Agreement

On November 8, 2021, the underwriters were paid a cash underwriting discount of $6,900,000, or $0.20 per Unit, of the gross proceeds of the IPO. The Company will pay the underwriters an additional underwriting fee upon the consummation of an initial Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, or $12,075,000.

Expenses Contingent on the Closing of a Business Combination

As of December 31, 2022 and December 31, 2021, the Company has incurred approximately $1,000 and $0, respectively in fees contingent on the closing of a business combination. These costs may be paid using the proceeds of the cash available once the business combination is complete. The amount is included in accounts payable and accrued expenses on the balance sheets.